Contract assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract assets
Balance at beginning of period	$ 251	$ 259
Transfers from contract assets recognized at beginning of year to receivables	(251)	(254)
Increases as a result of new contract assets recognized during the year	245	256
Other (including exchange)	22	(10)
Balance at end of period	$ 267	$ 251